Events after the reporting period	12 Months Ended
Dec. 31, 2017
Events after the reporting period
Events after the reporting period	28. Events after the reporting period On February 8, 2018, the Board declared a dividend of $0.14 per common share, payable on March 13, 2018 to shareholders of record on February 27, 2018.